Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Intangible Assets
Schedule of cost and accumulated amortization of currently marketed products

The cost and accumulated amortization of currently marketed products acquired from Talecris and Progenika at 31 December 2022 was as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2021	Additions	differences	31/12/2022
Cost of currently marketed products - Gamunex	1,059,509	—	65,561	1,125,070
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(373,772)	(37,833)	(22,798)	(434,403)
Accumulated amortisation of currently marketed products - Progenika	(21,012)	(2,379)	—	(23,391)
Carrying amount of currently marketed products	688,517	(40,212)	(22,798)	691,068

The cost and accumulated amortization of currently marketed products acquired from Talecris, Progenika and Gigagen at 31 December 2021 was as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2020	Additions	differences	31/12/2021
Cost of currently marketed products - Gamunex	980,873	—	78,636	1,059,509
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(313,335)	(33,610)	(26,827)	(373,772)
Accumulated amortisation of currently marketed products - Progenika	(18,633)	(2,379)	—	(21,012)
Carrying amount of currently marketed products	672,697	(35,989)	51,809	688,517